UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments Minnesota Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Item 1. Reports to Stockholders

Closed-end funds

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

September 30, 2018

The figures in the semiannual report for Delaware Funds by Macquarie Closed-End Municipal Bond Funds represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisors: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC. For more information, including press releases, please visit delawarefunds.com/closed-end.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2018, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

All third-party marks cited are the property of their respective owners.

©2018 Macquarie Management Holdings, Inc.

Fund basics

Delaware Investments®

Colorado Municipal Income Fund, Inc.

As of September 30, 2018 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$71 million

Number of holdings

110

Fund start date

July 29, 1993

NYSE American symbol

VCF

CUSIP number

246101109

Delaware Investments

Minnesota Municipal Income Fund II, Inc.

As of September 30, 2018 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$162 million

Number of holdings

202

Fund start date

Feb. 26, 1993

NYSE American symbol

VMM

CUSIP number

24610V103

Delaware Investments

National Municipal Income Fund

As of September 30, 2018 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets

$64 million

Number of holdings

194

Fund start date

Feb. 26, 1993

NYSE American symbol

VFL

CUSIP number

24610T108

Security type / sector / state allocations

As of September 30, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®

Colorado Municipal Income Fund, Inc.

Security type / sector	Percentage of net assets
Municipal Bonds*	140.53%
Corporate Revenue Bonds	5.17%
Education Revenue Bonds	17.89%
Electric Revenue Bonds	3.61%
Healthcare Revenue Bonds	42.02%
Lease Revenue Bonds	4.91%
Local General Obligation Bonds	13.34%
Pre-Refunded/Escrowed to Maturity Bonds	15.57%
Special Tax Revenue Bonds	24.90%
Transportation Revenue Bonds	12.19%
Water & Sewer Revenue Bonds	0.93%
Short-Term Investment	0.39%
Total Value of Securities	140.92%
Liquidation Value of Preferred Stock	(42.54)%
Receivables and Other Assets Net of Liabilities	1.62%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments Colorado Municipal Income Fund, Inc. held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	138.14%
Guam	2.04%
US Virgin Islands	0.74%
Total Value of Securities	140.92%

Delaware Investments

Minnesota Municipal Income Fund II, Inc.

Security type / sector	Percentage of net assets
Municipal Bonds*	147.73%
Corporate Revenue Bonds	0.98%
Education Revenue Bonds	20.05%
Electric Revenue Bonds	15.56%
Healthcare Revenue Bonds	36.14%
Housing Revenue Bonds	1.98%
Lease Revenue Bonds	10.13%
Local General Obligation Bonds	12.42%
Pre-Refunded/Escrowed to Maturity Bonds	24.12%
Special Tax Revenue Bonds	1.52%
State General Obligation Bonds	14.38%
Transportation Revenue Bonds	6.84%
Water & Sewer Revenue Bonds	3.61%
Short-Term Investment	0.06%
Total Value of Securities	147.79%
Liquidation Value of Preferred Stock	(46.34)%
Liabilities Net of Receivables and Other Assets	(1.45)%
Total Net Assets	100.00%
* As of the date of this report, Delaware Investments Minnesota Municipal Income Fund II, Inc. held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	1.15%
Minnesota	146.64%
Total	147.79%

Delaware Investments®

National Municipal Income Fund

Security type / sector	Percentage of net assets
Municipal Bonds*	144.55%
Corporate Revenue Bonds	15.63%
Education Revenue Bonds	23.52%
Electric Revenue Bonds	2.66%
Healthcare Revenue Bonds	27.43%
Lease Revenue Bonds	7.87%
Local General Obligation Bonds	3.68%
Pre-Refunded/Escrowed to Maturity Bonds	18.23%
Special Tax Revenue Bonds	11.88%
State General Obligation Bonds	6.22%
Transportation Revenue Bonds	24.50%
Water & Sewer Revenue Bonds	2.93%
Short-Term Investments	0.78%
Total Value of Securities	145.33%
Liquidation Value of Preferred Stock	(46.97)%
Receivables and Other Assets Net of Liabilities	1.64%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments National Municipal Income Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	0.86%
Alaska	0.50%
Arizona	6.94%
California	19.71%
Colorado	1.40%
Delaware	0.19%
District of Columbia	1.78%
Florida	5.63%
Georgia	2.46%
Guam	0.88%
Hawaii	0.50%
Idaho	0.23%
Illinois	10.19%
Indiana	0.98%
Kansas	0.37%
Louisiana	4.98%
Maine	0.50%
Maryland	2.75%
Massachusetts	0.86%
Michigan	1.70%
Minnesota	1.70%
Mississippi	0.55%
Missouri	4.28%
Montana	1.14%
Nebraska	0.88%
New Hampshire	0.48%
New Jersey	9.52%
New York	19.60%
Ohio	4.07%
Oklahoma	0.37%
Oregon	1.03%
Pennsylvania	20.41%
Texas	10.61%
Utah	1.09%
Virginia	1.27%
Washington	1.32%
Wisconsin	3.19%
Wyoming	0.41%
Total Value of Securities	145.33%

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

September 30, 2018 (Unaudited)

	Principal Amount°	Value (US $)
Municipal Bonds – 140.53%
Corporate Revenue Bonds – 5.17%
Denver City & County (United Airlines Project) 5.00% 10/1/32 (AMT)	215,000	$229,059
Public Authority for Colorado Energy Natural Gas Revenue Series 2008 6.50% 11/15/38	1,750,000	2,353,575
Public Authority for Colorado Energy Revenue 6.25% 11/15/28	865,000	1,064,538

		3,647,172

Education Revenue Bonds – 17.89%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	501,665
5.125% 11/1/49	765,000	756,172
144A 5.25% 7/1/46 #	500,000	500,520
(Academy Charter School Project) 5.50% 5/1/36 (SGI)	1,720,000	1,723,423
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	760,000	858,405
(Charter School - Atlas Preparatory School) 144A 5.25% 4/1/45 #	700,000	682,752
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	567,300
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,073,980
(Improvement - Charter School - University Lab School Building) 5.00% 12/15/45	500,000	518,940
(Johnson & Wales University) Series A 5.25% 4/1/37	900,000	966,177
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,053,010
(Littleton Charter School Project) 4.375% 1/15/36 (AGC)	1,200,000	1,200,096
(Loveland Classical Schools) 144A 5.00% 7/1/36 #	625,000	634,981

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue (Skyview Charter School) 144A 5.50% 7/1/49 #	750,000	$766,965
(Vail Mountain School Project) 4.00% 5/1/46	25,000	23,868
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	500,000	486,770
Colorado School of Mines Series B 5.00% 12/1/42	270,000	294,627
Colorado State Board of Governors (University Enterprise System) Series A 5.00% 3/1/39	10,000	10,111

		12,619,762

Electric Revenue Bonds – 3.61%
City of Fort Collins Electric Utility Enterprise Revenue Series A 5.00% 12/1/42	500,000	566,285
Platte River Power Authority Revenue Series JJ 5.00% 6/1/27	1,700,000	1,976,658

		2,542,943

Healthcare Revenue Bonds – 42.02%
Aurora Hospital Revenue (Children’s Hospital Association Project) Series A 5.00% 12/1/40	2,000,000	2,083,260
Colorado Health Facilities Authority Revenue (Adventist Health System/Sunbelt Obligated Group) Series A 5.00% 11/15/48	1,000,000	1,112,940
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	760,133
Series A 5.00% 2/1/41	2,400,000	2,471,640
Series A 5.25% 2/1/33	1,625,000	1,696,191
Series A 5.25% 1/1/45	1,000,000	1,061,150
Series D 6.125% 10/1/28	750,000	752,213
(Christian Living Community Project) 6.375% 1/1/41	615,000	656,316

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue (Covenant Retirement Communities Inc.)
5.00% 12/1/35	1,000,000	$1,065,160
Series A 5.75% 12/1/36	1,000,000	1,125,000
(Evangelical Lutheran Good Samaritan Society)
5.00% 6/1/28	1,250,000	1,347,275
5.50% 6/1/33	2,000,000	2,188,660
5.625% 6/1/43	1,000,000	1,085,280
(Frasier Meadows Retirement Community Project)
Series A 5.25% 5/15/37	265,000	286,330
Series B 5.00% 5/15/48	340,000	355,511
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	500,000	566,135
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,650,495
(National Jewish Health Project) 5.00% 1/1/27	500,000	511,230
(NCMC Project) 4.00% 5/15/32	1,000,000	1,038,580
(Sisters of Charity of Leavenworth Health System) Series A 5.00% 1/1/40	4,000,000	4,117,920
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	505,000	530,179
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,250,000	1,384,000
(Valley View Hospital Association Project) Series A 4.00% 5/15/34	330,000	336,504
Denver Health & Hospital Authority Health Care Revenue (Recovery Zone Facilities) 5.625% 12/1/40	750,000	778,447
University of Colorado Hospital Authority Revenue Series A 6.00% 11/15/29	650,000	676,702

		29,637,251

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 4.91%
Aurora Certificates of Participation Series A 5.00% 12/1/30	630,000	$649,776
Denver Health & Hospital Authority (550 ACOMA, Inc.) 4.00% 12/1/38	500,000	486,465
Pueblo County Certificates of Participation (County Judicial Complex Project) 5.00% 9/15/42 (AGM)	1,250,000	1,336,737
State of Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	340,000	381,966
5.00% 6/15/36	545,000	606,361

		3,461,305

Local General Obligation Bonds – 13.34%
Adams & Weld Counties School District No 27J Brighton 4.00% 12/1/30	700,000	744,800
Adams 12 Five Star Schools 5.00% 12/15/25	250,000	291,133
Beacon Point Metropolitan District 5.00% 12/1/30 (AGM)	600,000	674,346
Denver City & County (Better Denver & Zoo) Series A 5.00% 8/1/25	650,000	665,853
Denver International Business Center Metropolitan District No. 1 5.00% 12/1/30	650,000	663,449
Eaton Area Park & Recreation District
5.25% 12/1/34	190,000	198,793
5.50% 12/1/38	245,000	258,664
Grand River Hospital District 5.25% 12/1/37 (AGM)	675,000	763,540
Jefferson County School District No. R-1 5.25% 12/15/24	750,000	874,357
Pueblo County School District No. 70 5.00% 12/1/31	250,000	274,665

(continues)	5

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Rangely Hospital District 6.00% 11/1/26	750,000	$813,180
Sierra Ridge Metropolitan District No. 2 Series A 5.50% 12/1/46	500,000	508,315
Weld County School District No. RE-1 5.00% 12/15/30 (AGM)	500,000	572,215
Weld County School District No. RE-3J 5.00% 12/15/34 (BAM)	1,000,000	1,130,450
Weld County School District No. RE-8
5.00% 12/1/31	510,000	587,341
5.00% 12/1/32	340,000	390,759

		9,411,860

Pre-Refunded/Escrowed to Maturity Bonds – 15.57%
Arapahoe County School District No. 1 Englewood 5.00% 12/1/31-21§	500,000	544,950
Colorado Building Excellent Schools Today Certificates of Participation Series G 5.00% 3/15/32-21§	2,000,000	2,140,920
Colorado Health Facilities Authority Revenue (Total Long-Term Care) Series A 6.00% 11/15/30-20§	400,000	431,816
Colorado School of Mines Series B 5.00% 12/1/42-22§	2,230,000	2,473,315
Colorado State Board of Governors Series A 5.00% 3/1/39-19§	175,000	177,215
University of Colorado 5.00% 6/1/31-21§	3,085,000	3,323,008
Series A 5.00% 6/1/33-23§	1,000,000	1,122,020
Series A 5.375% 6/1/38-19§	750,000	767,040

		10,980,284

Special Tax Revenue Bonds – 24.90%
Canyons Metropolitan District No 5
Series A 6.125% 12/1/47	500,000	506,445

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Central Platte Valley Metropolitan District 5.00% 12/1/43	375,000	$394,823
Commerce City 5.00% 8/1/44 (AGM)	1,000,000	1,085,030
Fountain Urban Renewal Authority Tax Increment Revenue (Academy Highlands Project) Series A 5.50% 11/1/44	1,370,000	1,395,646
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	453,100
Series A 5.25% 1/1/36	565,000	593,651
Lincoln Park Metropolitan District 5.00% 12/1/46 (AGM)	500,000	551,330
Prairie Center Metropolitan District No. 3 Series A 144A 5.00% 12/15/41 #	500,000	507,355
Regional Transportation District Revenue Series A
5.375% 6/1/31	460,000	482,098
Series B 5.00% 11/1/33	500,000	579,825
(Denver Transit Partners) 6.00% 1/15/41	2,175,000	2,263,240
(FasTracks Project) Series A 5.00% 11/1/30	330,000	382,170
Series A 5.00% 11/1/31	755,000	871,406
Series A 5.00% 11/1/38	4,085,000	4,309,471
Solaris Metropolitan District No. 3 (Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	511,675
Southlands Metropolitan District No. 1
Series A1 5.00% 12/1/37	200,000	211,744
Series A1 5.00% 12/1/47	300,000	314,823
Sterling Ranch Community Authority Board Series A 5.75% 12/1/45	525,000	536,219
Tallyns Reach Metropolitan District No. 3 (Limited Tax Convertible) 5.125% 11/1/38	295,000	309,207

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton Development Authority (East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	265,000	$293,983
Series B 5.00% 12/1/36	440,000	487,080
Virgin Islands Public Finance Authority (Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	500,000	522,015

		17,562,336

Transportation Revenue Bonds – 12.19%
Colorado High Performance Transportation Enterprise Revenue (Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	1,209,534
C-470 Express Lanes 5.00% 12/31/56	1,000,000	1,070,140
Denver City & County Airport System Revenue
Series A 5.00% 11/15/30 (AMT)	750,000	849,675
Series A 5.00% 12/1/48 (AMT)	1,000,000	1,101,230
Series A 5.25% 11/15/36	750,000	775,395
Series B 5.00% 11/15/28	1,000,000	1,091,520
Series B 5.00% 11/15/37	2,000,000	2,168,380
E-470 Public Highway Authority Series C 5.25% 9/1/25	310,000	328,461

		8,594,335

Water & Sewer Revenue Bonds – 0.93%
Dominion Water & Sanitation District 6.00% 12/1/46	250,000	263,673
Guam Government Waterworks Authority Revenue 5.00% 7/1/40	360,000	391,874

		655,547

Total Municipal Bonds (cost $95,434,434)		99,112,795

	Principal Amount°	Value (US $)
Short-Term Investment – 0.39%
Variable Rate Demand Note – 0.39%¤
Colorado Educational & Cultural Facilities Authority Revenue Series B4 (National Jewish Federation Bond Program) 1.48% 12/1/35 (LOC-TD Bank N.A.)	275,000	$275,000

Total Short-Term Investment (cost $275,000)		275,000

Total Value of Securities – 140.92% (cost $95,709,434)		$99,387,795

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2018, the aggregate value of Rule 144A securities was $4,611,187, which represents 6.54% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Sept. 30, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 5 in “Notes to financial statements.”

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Build America Mutual Assurance Company

LOC – Letter of Credit

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

7

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

September 30, 2018

	Principal Amount°	Value (US $)
Municipal Bonds – 147.73%
Corporate Revenue Bonds – 0.98%
St. Paul Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	1,715,000	$1,590,748

		1,590,748

Education Revenue Bonds – 20.05%
Bethel Charter School Lease Revenue (Spectrum High School Project) Series A 4.375% 7/1/52	1,100,000	1,074,315
Brooklyn Park Charter School Lease Revenue (Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	990,000	1,008,988
Series A 5.00% 3/1/39	170,000	170,921
Cologne Charter School Lease Revenue (Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	283,333
Series A 5.00% 7/1/45	445,000	441,720
Deephaven Charter School (Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	617,907
Series A 5.25% 7/1/40	500,000	521,875
Duluth Housing & Redevelopment Authority (Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,200,000	1,215,552
Forest Lake Minnesota Charter School Revenue (Lake International Language Academy) 5.75% 8/1/44	705,000	744,973
Hugo Charter School Lease Revenue (Noble Academy Project)
Series A 5.00% 7/1/34	255,000	263,986
Series A 5.00% 7/1/44	775,000	790,841
Minneapolis Charter School Lease Revenue (Hiawatha Academies Project)
Series A 5.00% 7/1/36	750,000	750,420
Series A 5.00% 7/1/47	900,000	875,844

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue (Riverton Community Housing Project)
5.25% 8/1/39	205,000	$213,971
5.50% 8/1/49	990,000	1,040,728
Minnesota Higher Education Facilities Authority Revenue (Bethel University) 5.00% 5/1/47	1,250,000	1,329,713
(Carleton College) 4.00% 3/1/36	485,000	502,528
5.00% 3/1/44	905,000	1,017,908
(College of St. Benedict) 4.00% 3/1/36	410,000	414,485
(Gustavus Adolphus College) 5.00% 10/1/47	2,100,000	2,308,992
(Macalester College) 4.00% 3/1/42	900,000	921,969
4.00% 3/1/48	600,000	610,722
(St. Catherine University) Series A 4.00% 10/1/38	920,000	921,509
Series A 5.00% 10/1/45	785,000	865,494
(St. Johns University) Series 8-I 5.00% 10/1/31	235,000	262,580
Series 8-I 5.00% 10/1/34	35,000	38,852
(St. Olaf College) Series 8-N 4.00% 10/1/35	590,000	616,290
(St. Scholastic College) Series H 5.25% 12/1/35	1,000,000	1,026,320
(Trustees Of The Hamline University Of Minnesota) Series B 5.00% 10/1/47	1,055,000	1,126,603
(University of St. Thomas) Series 7-U 5.00% 4/1/22	750,000	819,525
Series A 4.00% 10/1/37	500,000	512,545
Otsego Charter School (Kaleidoscope Charter School)
Series A 5.00% 9/1/34	230,000	231,511
Series A 5.00% 9/1/44	400,000	394,264
Rice County Educational Facilities Revenue (Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	1,250,000	1,311,500

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Cloud Charter School Lease Revenue (Stride Academy Project) Series A 5.00% 4/1/46	375,000	$222,210
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	825,000	766,178
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	100,491
Series A 144A 5.50% 7/1/38 #	240,000	246,857
(Nova Classical Academy Project)
Series A 4.125% 9/1/47	750,000	717,600
Series A 6.375% 9/1/31	750,000	816,375
(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	642,102
University of Minnesota
Series A 5.00% 9/1/40	1,240,000	1,410,847
Series A 5.00% 9/1/42	2,000,000	2,270,580

		32,441,924

Electric Revenue Bonds – 15.56%
Central Minnesota Municipal Power Agency Revenue (Brookings Southeast Twin Cities Transportation) 5.00% 1/1/32	1,130,000	1,207,687
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,000,000	1,061,720
Chaska Electric Revenue Series A 5.00% 10/1/28	445,000	505,306
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/25	500,000	568,620
5.00% 10/1/26	500,000	567,425
5.00% 10/1/27	320,000	362,202
5.00% 10/1/47	1,755,000	1,944,996
Northern Municipal Power Agency
Series A 5.00% 1/1/26	100,000	109,125
Series A 5.00% 1/1/30	340,000	367,054

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	605,000	$678,514
Series A 5.00% 12/1/47	985,000	1,100,954
Series B 5.00% 12/1/30	1,300,000	1,447,147
Series B 5.00% 12/1/43	1,000,000	1,096,980
Southern Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/41	240,000	265,118
Series A 5.00% 1/1/47	1,650,000	1,848,149
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
Series A 4.00% 10/1/33	285,000	294,359
Series B 4.00% 10/1/37	800,000	812,096
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/25	3,000,000	3,315,630
Series A 5.00% 1/1/26	1,000,000	1,103,500
Series A 5.00% 1/1/33	1,000,000	1,117,490
Series A 5.00% 1/1/40	750,000	828,810
Series A 5.00% 1/1/46	2,500,000	2,747,350
Series A 5.00% 1/1/49	1,610,000	1,826,416

		25,176,648

Healthcare Revenue Bonds – 36.14%
Anoka Health Care Facilities Revenue 5.375% 11/1/34	610,000	642,403
Apple Valley Senior Housing Revenue (PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	2,000,000	1,979,060
5.00% 9/1/58	1,605,000	1,660,838
Apple Valley Senior Living Revenue (Senior Living LLC Project)
Series B 5.00% 1/1/47	750,000	766,163
Series D 7.00% 1/1/37	720,000	711,144
Series D 7.25% 1/1/52	1,000,000	1,002,290
Center City Health Care Facilities Revenue (Hazelden Betty Ford Foundation Project) 5.00% 11/1/27	500,000	560,505

(continues)	9

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue (Hazelden Foundation Project) 5.00% 11/1/41	1,600,000	$1,635,968
City of Bethel (The Lodge at Lakes at Stillwater Project) 5.25% 6/1/58	900,000	918,171
Cloquet Housing Facilities Revenue (HADC Cloquet Project) Series A 5.00% 8/1/48	500,000	504,955
Dakota County Community Development Agency Senior Housing Revenue (Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	372,024
Series A 144A 5.00% 8/1/51 #	755,000	757,816
Deephaven Housing & Healthcare Revenue (St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	280,445
Series A 5.00% 4/1/40	270,000	270,216
Duluth Economic Development Authority (St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,400,000	1,510,950
6.00% 6/15/39	1,000,000	1,088,960
Fergus Falls Health Care Facilities Revenue (Lake Region Healthcare) 5.00% 8/1/30	1,000,000	1,001,360
Hayward (American Baptist Homes Midwest) 5.75% 2/1/44	500,000	508,860
Hayward Health Care Facilities Revenue (St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	400,000	415,876

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue (Maple Grove Hospital Corporation) 4.00% 5/1/37	1,000,000	$996,080
(North Memorial Health Care) 5.00% 9/1/30	865,000	950,730
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,500,000	1,479,255
Series A 5.00% 11/15/33	500,000	560,255
Series A 5.00% 11/15/34	500,000	558,565
Series A 5.00% 11/15/49	2,000,000	2,194,360
(Unrefunded - Fairview Health Services) Series B 6.50% 11/15/38 (AGC)	1,940,000	1,950,786
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.25% 11/1/45	850,000	873,961
5.375% 11/1/50	200,000	206,244
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	220,000	224,864
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series A 5.00% 11/15/29	585,000	672,785
(Children’s Health Care Facilities) Series A1 5.00% 8/15/34 (AGM)	500,000	522,305
Rochester Health Care & Housing Revenue (The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,371,207
Rochester Health Care Facilities Revenue (Mayo Clinic) 4.00% 11/15/41	4,860,000	4,980,042
Sartell Health Care Facilities Revenue (Country Manor Campus Project)
5.25% 9/1/30	1,000,000	1,076,350
Series A 5.30% 9/1/37	600,000	648,348

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	$210,869
5.00% 9/1/34	165,000	178,205
St. Cloud Health Care Revenue (Centracare Health System Project)
Series A 4.00% 5/1/37	1,295,000	1,330,794
Series A 5.00% 5/1/46	4,800,000	5,242,224
Series B 5.00% 5/1/24	1,400,000	1,581,230
(Unrefunded - Centracare Health System Project) 5.125% 5/1/30	95,000	99,306
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A1 5.25% 11/15/29	640,000	665,875
(Fairview Health Services) Series A 4.00% 11/15/43	905,000	905,652
Series A 5.00% 11/15/47	680,000	742,363
(Health Partners Obligation Group Project) 5.00% 7/1/29	2,000,000	2,255,620
Series A 5.00% 7/1/32	1,100,000	1,227,732
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue (Senior Episcopal Homes Project) 5.125% 5/1/48	1,200,000	1,195,416
Series A 4.75% 11/1/31	740,000	737,832
Wayzata Senior Housing Revenue (Folkestone Senior Living Community)
Series A 5.50% 11/1/32	420,000	433,028
Series A 5.75% 11/1/39	945,000	974,881
Series A 6.00% 5/1/47	1,475,000	1,522,952

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Winona Health Care Facilities Revenue (Winona Health Obligation)
4.65% 7/1/26	465,000	$475,314
4.75% 7/1/27	785,000	804,028
5.00% 7/1/34	750,000	768,300
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,290,213

		58,495,975

Housing Revenue Bonds – 1.98%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	270,000	270,432
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/33	1,390,000	1,556,578
Minnesota State Housing Finance Agency Homeownership (Mortgage-Backed Securities Program) 4.40% 7/1/32 (GNMA) (FNMA)	785,000	801,548
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program) 5.50% 7/1/45	560,000	566,468

		3,195,026

Lease Revenue Bonds – 10.13%
Minnesota State General Fund Revenue Appropriations
Series A 5.00% 6/1/32	780,000	863,140
Series A 5.00% 6/1/38	5,500,000	6,032,950
Series A 5.00% 6/1/43	1,750,000	1,913,958
Series B 5.00% 3/1/29	1,000,000	1,089,170
Minnesota State Housing Finance Agency (Non Ace - State Appropriated Housing)
Series C 5.00% 8/1/36	1,000,000	1,116,410

(continues)	11

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
University of Minnesota Special Purpose Revenue (State Supported Biomed Science Research)
5.00% 8/1/35	1,040,000	$1,091,553
5.00% 8/1/36	4,000,000	4,285,120

		16,392,301

Local General Obligation Bonds – 12.42%
Brainerd Independent School District No 181 (General Obligation School Building Bonds) Series A 4.00% 2/1/38	1,500,000	1,547,160
Brainerd Independent School District No. 181 (General Obligation School Building Bonds) Series A 4.00% 2/1/43	1,500,000	1,523,340
Burnsville-Eagan-Savage Independent School District No 191 (Alternative Facilities) Series A 4.00% 2/1/28	1,185,000	1,267,642
Duluth Independent School District No 709 Series A 4.00% 2/1/27	600,000	635,550
Duluth, Minnesota (Improvement DECC) Series A 5.00% 2/1/34	545,000	616,613
Edina Independent School District No. 273 Series A 5.00% 2/1/27	1,500,000	1,721,100
Hennepin County
Series A 5.00% 12/1/36	1,190,000	1,358,385
Series A 5.00% 12/1/37	1,240,000	1,427,711
Series A 5.00% 12/1/41	1,060,000	1,197,715
Hopkins Independent School District No. 270 Series A 5.00% 2/1/28	1,000,000	1,063,950
Mahtomedi Independent School District No. 832 (School Building) Series A 5.00% 2/1/28	515,000	589,608
Mounds View Independent School District No. 621 (School Building) Series A 4.00% 2/1/43	2,000,000	2,045,480

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Michael-Albertville Independent School District No. 885 (School Building) Series A 5.00% 2/1/27	1,300,000	$1,510,743
St. Paul Independent School District No. 625 (School Building) Series B 5.00% 2/1/26	1,000,000	1,106,300
Willmar (Rice Memorial Hospital Project) Series A 4.00% 2/1/32	2,440,000	2,490,581

		20,101,878

Pre-Refunded/Escrowed to Maturity Bonds – 24.12%
Anoka Health Care Facilities Revenue (Homestead Anoka Project) Series A 7.00% 11/1/46-19 §	1,200,000	1,273,392
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue (City of Bloomington) Series B 8.375% 9/1/21 (GNMA) (AMT)	7,055,000	8,175,898
Deephaven Charter School (Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	571,790
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 6.625% 11/15/28-18 §	500,000	502,885
Minnesota Higher Education Facilities Authority Revenue (College of St. Benedict)
Series 7-M 5.00% 3/1/31-20 §	300,000	312,351
Series 7-M 5.125% 3/1/36-20 §	275,000	286,798
(St. Catherine University) Series 7-Q 5.00% 10/1/32-22 §	700,000	770,658
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19 §	1,000,000	1,029,370

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minnesota State (Various Purposes) Series D 5.00% 8/1/24-20 §	65,000	$68,450
Rochester Health Care & Housing Revenue (Samaritan Bethany) Series A 7.375% 12/1/41-19 §	1,220,000	1,294,139
Rocori Independent School District No. 750 (School Building)
Series B 5.00% 2/1/24-19 §	1,075,000	1,086,320
Series B 5.00% 2/1/25-19 §	1,115,000	1,126,741
Series B 5.00% 2/1/26-19 §	1,155,000	1,167,162
St. Cloud Health Care Revenue (Centracare Health System Project) 5.50% 5/1/39-19 (AGC) §	1,500,000	1,530,570
Series A 5.125% 5/1/30-20 §	3,830,000	4,012,806
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) 5.75% 7/1/39-19 §	2,000,000	2,054,980
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue (Allina Health System) Series A1 5.25% 11/15/29-19 §	755,000	781,923
St. Paul Housing & Redevelopment Authority Hospital Facility (Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	395,000	458,749
Series A 5.00% 11/15/30-25 §	290,000	336,803
University of Minnesota
Series A 5.25% 4/1/29-19 §	1,000,000	1,016,800
Series A 5.50% 7/1/21	4,000,000	4,229,200

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota
Series D 5.00% 12/1/27-21 §	1,110,000	$1,209,789
Series D 5.00% 12/1/29-21 §	1,265,000	1,378,724
Series D 5.00% 12/1/31-21 §	1,000,000	1,089,900
Series D 5.00% 12/1/36-21 §	3,000,000	3,269,700

		39,035,898

Special Tax Revenue Bonds – 1.52%
Guam Government Business Privilege Tax Revenue Series A 5.25% 1/1/36	150,000	157,607
Minneapolis Community Planning & Economic Development Department (Limited Tax Supported Common Bond Fund) 6.25% 12/1/30	1,000,000	1,083,760
Minneapolis Revenue (YMCA Greater Twin Cities Project) 4.00% 6/1/29	165,000	173,101
St. Paul Sales Tax Revenue Series G 5.00% 11/1/30	935,000	1,047,032

		2,461,500

State General Obligation Bonds – 14.38%
Minnesota State
Series A 5.00% 8/1/24	2,500,000	2,864,800
Series A 5.00% 8/1/29	700,000	803,082
Series E 5.00% 10/1/26	1,480,000	1,750,218
(State Trunk Highway) Series B 5.00% 10/1/22	5,500,000	5,962,660
Series B 5.00% 10/1/29	3,315,000	3,575,791
(Various Purposes) Series D 5.00% 8/1/24	2,635,000	2,775,841
Series F 5.00% 10/1/22	5,000,000	5,545,050

		23,277,442

Transportation Revenue Bonds – 6.84%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
5.00% 1/1/22	670,000	711,346
Subordinate Series A 5.00% 1/1/31	410,000	473,386
Series A 5.00% 1/1/32	1,255,000	1,443,062
Series B 5.00% 1/1/26	540,000	584,118

(continues)	13

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Series B 5.00% 1/1/26 (AMT)	500,000	$553,055
Series B 5.00% 1/1/27	1,190,000	1,286,449
Series B 5.00% 1/1/30	500,000	536,150
Series B 5.00% 1/1/31	250,000	267,833
Series C 5.00% 1/1/33	2,000,000	2,291,820
Series C 5.00% 1/1/36	1,000,000	1,133,400
Series C 5.00% 1/1/46	1,245,000	1,391,898
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	380,000	394,337

		11,066,854

Water & Sewer Revenue Bonds – 3.61%
Guam Government Waterworks Authority
5.00% 7/1/40	840,000	914,374
5.00% 1/1/46	725,000	779,846
Metropolitan Council Waste Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,208,639
Series C 4.00% 3/1/31	1,355,000	1,450,907
Series C 4.00% 3/1/32	1,405,000	1,493,712

		5,847,478

Total Municipal Bonds
(cost $235,696,452)		239,083,672

	Principal Amount°	Value (US $)
Short-Term Investment – 0.06%
Variable Rate Demand Notes – 0.06%¤
Minneapolis – St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue Series B (Children’s Hospitals & Clinics) 1.48% 8/15/25 (AGM) (SPA – US Bank N.A.)	100,000	$100,000

Total Short-Term Investment (cost $100,000)		100,000

Total Value of Securities – 147.79% (cost $235,796,452)		$239,183,672

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2018, the aggregate value of Rule 144A securities was $4,379,436, which represents 2.71% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Sept. 30, 2018.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 5 in “Notes to financial statements.”

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FNMA – Federal National Mortgage Association Collateral

GNMA – Government National Mortgage Association Collateral

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® National Municipal Income Fund

September 30, 2018 (Unaudited)

	Principal Amount°	Value (US $)
Municipal Bonds – 144.55%
Corporate Revenue Bonds – 15.63%
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed -2
Series A-2 5.875% 6/1/47	500,000	$500,000
Series A-2 6.50% 6/1/47	430,000	438,604
Central Plains Energy Project Revenue, Nebraska (Project No. 3)
Series A 5.00% 9/1/36	225,000	259,526
Series A 5.00% 9/1/42	260,000	300,659
Commonwealth Financing Authority Revenue, Pennsylvania (Tobacco Master Settlement Payment) 4.00% 6/1/39 (AGM)	1,015,000	1,017,385
Florida Development Finance Corporation Surface Transportation Facility Revenue (Brightline Passenger Rail Project) 144A 5.625% 1/1/47 (AMT)#●	300,000	312,867
Golden State Tobacco Securitization, California
Series A-1 5.00% 6/1/47	350,000	358,561
Series A-1 5.25% 6/1/47	350,000	363,181
Louisiana Local Government Environmental Facilities & Community Development Authority (Westlake Chemical)
Series A 6.50% 8/1/29	645,000	694,471
Series A-1 6.50% 11/1/35	255,000	275,872
M-S-R Energy Authority, California Gas
Series B 6.50% 11/1/39	250,000	342,825
Series C 7.00% 11/1/34	1,000,000	1,397,220
New York City, New York Industrial Development Agency (Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 5.75% 10/1/36 (AMT)	500,000	504,790

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	750,000	$746,265
Shoals, Indiana (National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	344,900
Suffolk County, New York Tobacco Asset Securitization Series B 5.00% 6/1/32	750,000	800,040
Tobacco Settlement Financing Corporation, Louisiana Asset-Backed Note Series A 5.25% 5/15/35	460,000	492,278
Tobacco Settlement Financing Corporation, New Jersey
Series A 5.00% 6/1/46	130,000	139,789
Series B 5.00% 6/1/46	335,000	353,907
TSASC Revenue, New York (Settlement) Series A 5.00% 6/1/41	60,000	64,217
Valparaiso, Indiana (Pratt Paper Project) 7.00% 1/1/44 (AMT)	240,000	278,558

		9,985,915

Education Revenue Bonds – 23.52%
Arizona Industrial Development Authority Revenue (American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	330,000	343,626
California Educational Facilities Authority Revenue (Loma Linda University) Series A 5.00% 4/1/47	500,000	551,625
East Hempfield Township, Pennsylvania Industrial Development Authority (Student Services Income - Student Housing Project) 5.00% 7/1/35	1,000,000	1,054,730

(continues)	15

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Health & Educational Facilities Authority of the State of Missouri (St. Louis College of Pharmacy Project) 5.25% 5/1/33	500,000	$539,575
(Washington University) Series B 5.00% 11/15/30	600,000	648,666
Illinois Finance Authority Revenue (CHF - Chicago, L.L.C. - University Of Illinois at Chicago Project) Series A 5.00% 2/15/50	460,000	490,148
(Chicago International Charter School Project) 5.00% 12/1/47	535,000	549,210
Kent County, Delaware Student Housing and Dining Facilities Revenue (CHF-Dover, L.L.C. - Delaware State University Project) Series A 5.00% 7/1/53	115,000	120,724
Louisiana Public Facilities Authority Revenue (Provident Group-Flagship Properties) Series A 5.00% 7/1/56	500,000	529,240
Maryland Health & Higher Educational Facilities Authority (Loyola University) Series A 5.00% 10/1/39	650,000	700,147
Massachusetts Development Finance Agency (Umass Boston Student Housing Project) 5.00% 10/1/48	285,000	304,947
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue (Arcadia University) 5.25% 4/1/30	550,000	566,110
New Hope, Texas Cultural Education Facilities (Chief-Collegiate Housing- Tarleton St.) 5.00% 4/1/34	1,000,000	1,059,020

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York City, New York Trust For Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/31	500,000	$527,355
New York State Dormitory Authority (Columbia University) 5.00% 10/1/41	600,000	637,296
Pennsylvania State University Series A 5.00% 9/1/47	1,000,000	1,128,680
Philadelphia, Pennsylvania Authority for Industrial Development (1st Philadelphia Preparatory College) 7.25% 6/15/43	370,000	415,702
Phoenix, Arizona Industrial Development Authority Revenue (Downtown Phoenix Student Housing, LLC - Arizona State University Project) Series A 5.00% 7/1/42	100,000	108,084
(Rowan University Project) 5.00% 6/1/42	1,000,000	1,053,930
Pima County, Arizona Industrial Development Authority Education Revenue (Edkey Charter School Project) 6.00% 7/1/48	500,000	464,030
Private Colleges & Universities Authority Revenue, Georgia (Mercer University) Series A 5.00% 10/1/32	135,000	140,246
Swarthmore Borough Authority, Pennsylvania (Swarthmore College Project) 5.00% 9/15/32	490,000	549,638
Troy, New York Capital Resource Revenue (Rensselaer Polytechnic) Series A 5.125% 9/1/40	600,000	623,982
University of California
Series AI 5.00% 5/15/32	1,000,000	1,114,870
Series AZ 5.25% 5/15/58	465,000	536,298

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wyoming Community Development Authority Student Housing Revenue (CHF-Wyoming LLC) 6.50% 7/1/43	250,000	$262,765

		15,020,644

Electric Revenue Bonds – 2.66%
JEA Electric System Revenue, Florida Series A 5.00% 10/1/33	355,000	389,967
Long Island Power Authority, New York
Series A 5.00% 9/1/44	250,000	274,065
Series B 5.00% 9/1/46	130,000	143,468
Long Island Power Authority, New York Electric System Revenue 5.00% 9/1/47	305,000	339,270
Philadelphia, Pennsylvania Gas Works Revenue (1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	500,000	549,745

		1,696,515

Healthcare Revenue Bonds – 27.43%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama (Methodist Home for the Aging) 6.00% 6/1/50	500,000	548,465
Allegheny County Hospital, Pennsylvania Development Authority (Allegheny Health Network Obligated Group Issue) Series A 4.00% 4/1/44	300,000	292,500
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) Series D 5.00% 7/1/28	500,000	508,880
Berks County Industrial Development Authority Revenue (Tower Health Project) 5.00% 11/1/50	1,000,000	1,077,850

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue (Kaiser Permanente) Series A-2 5.00% 11/1/47	400,000	$498,756
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	760,000	810,244
Capital Trust Agency, Florida (Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	375,000	361,763
Colorado Health Facilities Authority Revenue (Healthcare Facilities - American Baptist) 8.00% 8/1/43	330,000	373,649
Cuyahoga County, Ohio Hospital Revenue (The Metrohealth System) 5.50% 2/15/57	1,000,000	1,079,900
Kalispell, Montana (Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	700,000	728,504
Lycoming County, Pennsylvania Authority Health System Revenue (Susquehanna Health System Project) Series A 5.50% 7/1/28	500,000	512,975
Maine Health & Higher Educational Facilities Authority Revenue (Maine General Medical Center) 6.75% 7/1/41	300,000	320,514
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 6.00% 7/1/39	500,000	513,605
Maryland Health & Higher Educational Facilities Authority (University Of Maryland Medical System Issue) Series D 4.00% 7/1/48	255,000	254,107

(continues)	17

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Miami-Dade County, Florida Health Facilities Authority Revenue (Nicklaus Children’s Hospital Project) 5.00% 8/1/47	200,000	$217,852
Michigan Finance Authority Revenue (Beaumont Health Credit Group) 5.00% 11/1/44	1,000,000	1,084,840
Montgomery County Higher Education & Health Authority Revenue (Thomas Jefferson University) 4.00% 9/1/49	750,000	735,615
Moon, Pennsylvania Industrial Development Authority (Baptist Homes Society Obligation) 6.125% 7/1/50	750,000	797,310
New Hope, Texas Cultural Education Facilities (Cardinal Bay Inc.)
Series A1 4.00% 7/1/36	55,000	55,989
Series A1 5.00% 7/1/46	135,000	146,625
Series A1 5.00% 7/1/51	135,000	146,530
Series B 4.25% 7/1/36	80,000	80,521
Series B 4.75% 7/1/51	160,000	163,526
Series B 5.00% 7/1/46	135,000	140,620
New Jersey Health Care Facilities Financing Authority Revenue (St. Peters University Hospital) 6.25% 7/1/35	300,000	318,336
New York State Dormitory Authority (Orange Regional Medical Center) 144A 5.00% 12/1/35 #	500,000	545,070
Oklahoma Development Finance Authority Revenue (OU Medicine Project) Series B 5.50% 8/15/57	215,000	237,382
Orange County, Florida Health Facilities Authority Revenue (Mayflower Retirement Center)
5.00% 6/1/32	400,000	415,528
5.00% 6/1/36	250,000	258,610
5.125% 6/1/42	750,000	774,338

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oregon State Facilities Authority Revenue (Peacehealth Project) Series A 5.00% 11/15/29	500,000	$554,890
Palm Beach County Health Facilities Authority, Florida (Sinai Residences Boca Raton Project)
7.25% 6/1/34	20,000	22,642
7.50% 6/1/49	105,000	119,604
Palomar Health, California 5.00% 11/1/39	130,000	139,082
Tarrant County, Texas Cultural Education Facilities Finance (Buckner Senior Living - Ventana Project) 6.75% 11/15/47	250,000	274,985
Westminster, Maryland (Lutheran Village Millers Grant Inc.) 6.00% 7/1/34	500,000	531,330
Wisconsin Health & Educational Facilities Authority (Covenant Communities, Inc. Project)
Series A1 4.00% 7/1/48	95,000	90,390
Series B 5.00% 7/1/53	1,000,000	1,006,950
Yavapai County, Arizona Industrial Development Authority Revenue (Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	776,880

		17,517,157

Lease Revenue Bonds – 7.87%
California State Public Works Board Lease Revenue (Various Capital Projects) Series A 5.00% 4/1/37	1,000,000	1,082,170
Idaho State Building Authority Revenue (Health & Welfare Project) Series A 5.00% 9/1/24	135,000	146,736
Minnesota State General Revenue Appropriations Series B 5.00% 3/1/29	1,000,000	1,089,170
New Jersey Economic Development Authority Series WW 5.25% 6/15/30	1,000,000	1,101,810

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Transportation Trust Fund Authority (Federal Highway Reimbursement Revenue Refunding Notes) Series A 5.00% 6/15/29	1,000,000	$1,106,150
Public Finance Authority, Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio) 144A 5.75% 10/1/31 #	500,000	502,120

		5,028,156

Local General Obligation Bonds – 3.68%
Chicago Board of Education, Illinois
5.00% 4/1/42	205,000	219,188
5.00% 4/1/46	210,000	223,910
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	241,038
Series C 5.00% 1/1/38	500,000	519,355
District of Columbia Series A 5.00% 6/1/37	1,000,000	1,136,840
New York, New York Series I-1 5.375% 4/1/36	10,000	10,166

		2,350,497

Pre-Refunded/Escrowed to Maturity Bonds – 18.23%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39-19§	300,000	313,854
Bowling Green, Ohio Student Housing Revenue (CFP I State University Project) 6.00% 6/1/45-20§	260,000	276,929
Brooklyn Arena Local Development, New York Pilot Revenue (Barclays Center Project)
6.25% 7/15/40-20§	940,000	992,414
6.50% 7/15/30-20§	300,000	317,679
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	300,000	311,403

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Project) Series A 6.40% 8/15/45-20§	400,000	$428,852
California State 6.00% 4/1/38-19§	35,000	35,754
California Statewide Communities Development Authority School Facility Revenue (Aspire Public Schools) 6.125% 7/1/46-19§	625,000	631,925
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41-21§	520,000	563,191
Hawaii Pacific Health Special Purpose Revenue Series A 5.50% 7/1/40-20§	300,000	318,090
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44-19§	950,000	990,793
JEA Electric System Revenue, Florida Series A 5.00% 10/1/33-23§	645,000	725,793
Koyukuk, Alaska Revenue (Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	300,000	316,611
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	105,000	116,712
Maryland State Economic Development Revenue (Transportation Facilities Project) Series A 5.75% 6/1/35-20§	255,000	270,782
Metropolitan Transportation Authority Revenue, New York
Series A 5.00% 11/15/41-21§	190,000	207,391
(Unrefunded) Series A 5.00% 11/15/41-21§	310,000	338,374

(continues)	19

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Monroe County, New York Industrial Development Revenue (Nazareth College Rochester Project) 5.50% 10/1/41-21§	495,000	$544,248
Monroe County, Pennsylvania Hospital Authority Revenue (Pocono Medical Center) Series A 5.00% 1/1/41-22§	500,000	544,450
New Hampshire Health and Education Facilities Authority Revenue (Dartmouth - Hitchcock Medical Center) 6.00% 8/1/38-19§	300,000	309,852
New Jersey Economic Development Authority Revenue (MSU Student Housing Project) 5.875% 6/1/42-20§	450,000	478,764
New Jersey Turnpike Authority
Series A 5.00% 1/1/27-22§	475,000	524,557
Series A 5.00% 1/1/27-22§	25,000	27,608
New York City, New York Water & Sewer System Revenue 5.00% 6/15/47-23§	160,000	180,976
New York, New York Series I-1 5.375% 4/1/36-19§	240,000	244,241
Ohio State (Cleveland Clinic Health) Series A 5.50% 1/1/39-19§	300,000	302,745
Oregon State Facilities Authority Revenue (Concordia University Project) Series A 144A 6.125% 9/1/30-20#§	100,000	106,435
Pennsylvania State Higher Educational Facilities Authority Revenue (Edinboro University Foundation) 5.80% 7/1/30-20§	400,000	425,104

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Turnpike Commission Subordinate (Motor License Fund) Series B 5.00% 12/1/41-21§	260,000	$282,955
University Medical Center, Tucson, Arizona Hospital Revenue 6.50% 7/1/39-19§	500,000	516,700

		11,645,182

Special Tax Revenue Bonds – 11.88%
Central Puget Sound, Washington Regional Transit Authority (Green Bond - Improvement) Series S-1 5.00% 11/1/35	750,000	844,013
Guam Government Business Privilege Tax Revenue Series B-1 5.00% 1/1/42	540,000	559,256
Kansas City, Missouri Redevelopment Authority Revenue (Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40 #	135,000	138,901
Massachusetts Bay Transportation Authority Senior Series A 5.25% 7/1/29	200,000	245,822
Mosaic District, Virginia Community Development Authority Revenue Series A 6.875% 3/1/36	520,000	559,016
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	200,000	211,606
5.00% 6/15/29	800,000	843,856
(School Facilities Construction) Series AA 5.50% 12/15/29	295,000	300,927

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Future Tax Secured - Subordinated Fiscal) Series E-1 5.00% 2/1/41	745,000	$819,470
New York State Dormitory Authority Series A 5.00% 3/15/33	1,000,000	1,098,520
Northampton County, Pennsylvania Industrial Development Authority Revenue (Route 33 Project) 7.00% 7/1/32	205,000	231,240
Public Finance Authority, Wisconsin Airport Facilities Revenue (American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	380,000	435,594
Regional Transportation District, Colorado Tax Revenue (Denver Transit Partners) 6.00% 1/15/41	500,000	520,285
Sales Tax Securitization, Illinois Series A 5.00% 1/1/40	500,000	545,980
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue (Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	220,000	234,159

		7,588,645

State General Obligation Bonds – 6.22%
California State 5.25% 11/1/40	320,000	341,085
(Unrefunded-Various Purpose) 6.00% 4/1/38	70,000	71,406
(Various Purposes) 5.00% 10/1/41	440,000	476,080
5.00% 11/1/47	1,000,000	1,141,700
Illinois State
5.00% 5/1/36	90,000	92,285
5.00% 11/1/36	1,170,000	1,209,218

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.00% 2/1/39	160,000	$163,061
Series A 5.00% 4/1/38	170,000	173,495
New York State
Series A 5.00% 2/15/39	300,000	303,285

		3,971,615

Transportation Revenue Bonds – 24.50%
Alameda Corridor, California Transportation Authority (2nd Sub Lien) Series B 5.00% 10/1/37	430,000	468,390
Atlanta, Georgia Department of Aviation Series B 5.00% 1/1/29	1,000,000	1,115,930
California Municipal Finance Authority Mobile Home Park Revenue (LINXS APM Project) 5.00% 12/31/47 (AMT)	615,000	670,411
Chicago, Illinois O’Hare International Airport Revenue (General-Senior Lien) Series D 5.25% 1/1/34	1,000,000	1,091,550
Harris County, Texas Toll Road Authority Revenue (Senior Lien) Series A 4.00% 8/15/48	500,000	504,655
New Jersey Turnpike Authority Series B 5.00% 1/1/40	250,000	280,443
New Orleans, Louisiana Aviation Board Series B 5.00% 1/1/45 (AMT)	1,000,000	1,072,440
New York Liberty Development Revenue (1 World Trade Center Port Authority Construction) 5.00% 12/15/41	500,000	537,110
New York Transportation Development (La Guardia Airport) Series A 5.25% 1/1/50 (AMT)	700,000	745,969
Pennsylvania Turnpike Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	538,935
Series A-1 5.00% 12/1/47	210,000	230,530

(continues)	21

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Subordinate (Motor License Fund) Series B 5.00% 12/1/41	240,000	$255,497
Port Authority of Allegheny County, Pennsylvania 5.75% 3/1/29	900,000	974,475
Port Authority of New York & New Jersey Special Project (JFK International Air Terminal)
6.00% 12/1/42	230,000	248,872
6.50% 12/1/28	500,000	523,535
Salt Lake City, Utah Airport Revenue Series B 5.00% 7/1/42	625,000	699,081
South Jersey Port, New Jersey (Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	85,000	91,921
Series B 5.00% 1/1/42 (AMT)	85,000	91,104
Series B 5.00% 1/1/48 (AMT)	195,000	208,073
St. Louis, Missouri Airport Revenue (Lambert St. Louis International)
5.00% 7/1/32 (AMT)	1,000,000	1,073,280
Series A-1 6.625% 7/1/34	325,000	335,439
Texas Private Activity Bond Surface Transportation (Senior Lien - Blueridge Transportation)
5.00% 12/31/40 (AMT)	110,000	117,784
5.00% 12/31/45 (AMT)	110,000	117,425
5.00% 12/31/50 (AMT)	160,000	170,386
5.00% 12/31/55 (AMT)	160,000	169,867
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (LBJ Infrastructure)
7.00% 6/30/40	285,000	305,982
7.50% 6/30/33	665,000	721,013
(Mobility Partners) 7.50% 12/31/31	500,000	531,185

	Principal Amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue (NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	$259,607
6.875% 12/31/39	1,000,000	1,052,200
7.00% 12/31/38 (AMT)	165,000	192,968
Virginia Small Business Financing Authority (Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	235,000	250,573

		15,646,630

Water & Sewer Revenue Bonds – 2.93%
New York City, New York Water & Sewer System Revenue (Unrefunded Balance) 5.00% 6/15/47	185,000	200,686
Philadelphia, Pennsylvania Water & Wastewater Revenue Series A 5.00% 7/1/45	500,000	544,690
Southern California Water Replenishment District 5.00% 8/1/41	1,000,000	1,126,600

		1,871,976

Total Municipal Bonds (cost $88,935,365)		92,322,932

Short-Term Investments – 0.78%
Variable Rate Demand Notes – 0.78%¤
Arizona Health Facilities Authority Series C (Banner Health) 1.50% 1/1/46 (LOC – Bank of America N.A.)	150,000	150,000

	Principal Amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue Series 2011A (Chevron USA) 1.48% 11/1/35	350,000	$350,000

Total Short-Term Investments (cost $500,000)		500,000

Total Value of Securities – 145.33% (cost $89,435,365)		$92,822,932

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2018, the aggregate value of Rule 144A securities was $3,194,857, which represents 5.00% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Sept. 30, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated
maturity is followed by the year in which the bond will be pre-refunded. See Note 5 in “Notes to financial statements.”
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

23

Statements of assets and liabilities

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

September 30, 2018 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Assets:
Investments, at value[1]	$99,387,795	$239,183,672	$92,822,932
Interest income receivable	1,435,439	3,161,250	1,329,902
Offering cost for preferred shareholders	76,901	95,247	83,536
Prepaid rating agency fee	2,083	1,167	6,250

Total assets	100,902,218	242,441,336	94,242,620

Liabilities:
Cash due to custodian	293,051	580,893	286,324
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Investment management fees payable	33,140	78,050	30,961
Other accrued expenses	21,944	40,147	28,460
Audit and tax fees payable	21,041	21,041	20,970
Interest expense payable for leverage	2,211	5,527	2,211
Legal fees payable to affiliates	1,932	2,751	1,867
Accounting and administration expenses payable to affiliates	638	1,057	618
Directors’/Trustees’ fees and expenses payable	179	410	162
Reports and statements to shareholders expenses payable to affiliates	50	116	46
Payable for securities purchased	—	4,866,395	—

Total liabilities	30,374,186	80,596,387	30,371,619

Total Net Assets Applicable to Common Shareholders	$70,528,032	$161,844,949	$63,871,001

Net Assets Applicable to Common Shareholders Consist of:
Paid-in capital ($0.001 par value)[2,3]	$66,918,121	$157,931,075	$60,209,588
Undistributed net investment income	222,379	606,702	318,776
Accumulated net realized loss on investments	(290,829)	(80,048)	(44,930)
Net unrealized appreciation of investments	3,678,361	3,387,220	3,387,567

Total Net Assets Applicable to Common Shareholders	$70,528,032	$161,844,949	$63,871,001

Net Asset Value per Common Share	$14.58	$14.07	$14.10

[1]Investments, at cost	95,709,434	235,796,452	89,435,365
[2]Common shares outstanding	4,837,100	11,504,975	4,528,443
[3]Common shares authorized	200 million	200 million	unlimited

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

Six months ended September 30, 2018 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Investment Income:
Interest	$2,176,178	$4,472,965	$2,098,205

Expenses:
Management fees	203,497	478,515	189,977
Interest expense	393,049	982,624	393,049
Rating agency fees	31,462	26,838	26,546
Accounting and administration expenses	23,525	35,668	22,928
Audit and tax fees	21,042	21,042	21,113
Dividend disbursing and transfer agent fees and expenses	17,286	36,303	17,736
Legal fees	14,389	26,350	15,286
Offering costs	9,017	12,119	10,455
Reports and statements to shareholders	6,451	18,096	9,550
Stock exchange fees	2,396	5,441	2,156
Directors’/Trustees’ fees and expenses	1,663	3,803	1,506
Custodian fees	1,169	1,967	1,151
Registration fees	380	470	560
Other	6,549	10,128	9,622

	731,875	1,659,364	721,635
Less expense paid indirectly	(279)	(578)	(207)

Total operating expenses	731,596	1,658,786	721,428

Net Investment Income	1,444,582	2,814,179	1,376,777

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	15,341	51,233	192,138
Net change in unrealized appreciation (depreciation) of investments	(1,409,936)	(2,624,704)	(1,262,925)

Net Realized and Unrealized Loss	(1,394,595)	(2,573,471)	(1,070,787)

Net Increase in Net Assets Resulting from Operations	$49,987	$240,708	$305,990

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

	Delaware Investments Colorado Municipal Income Fund, Inc.
	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,444,582	$3,029,327
Net realized gain	15,341	226,210
Net change in unrealized appreciation (depreciation)	(1,409,936)	(131,684)

Net increase in net assets resulting from operations	49,987	3,123,853

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,572,058)	(3,313,414)

	(1,572,058)	(3,313,414)

Net Decrease in Net Assets Applicable to Common Shareholders	(1,522,071)	(189,561)

Net Assets Applicable to Common Shareholders:
Beginning of period	72,050,103	72,239,664

End of period	$70,528,032	$72,050,103

Undistributed net investment income	$222,379	$349,855

	Delaware Investments Minnesota Municipal Income Fund II, Inc.
	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,814,179	$5,833,082
Net realized gain	51,233	671,697
Net change in unrealized appreciation (depreciation)	(2,624,704)	(1,968,736)

Net increase in net assets resulting from operations	240,708	4,536,043

Dividends and Distributions to Common Shareholders from:
Net investment income	(2,588,619)	(6,097,637)

	(2,588,619)	(6,097,637)

Net Decrease in Net Assets Applicable to Common Shareholders	(2,347,911)	(1,561,594)

Net Assets Applicable to Common Shareholders:
Beginning of period	164,192,860	165,754,454

End of period	$161,844,949	$164,192,860

Undistributed net investment income	$606,702	$381,142

	Delaware Investments National Municipal Income Fund
	Six months ended 9/30/18 (Unaudited)	Year ended 3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,376,777	$2,877,111
Net realized gain	192,138	601,740
Net change in unrealized appreciation (depreciation)	(1,262,925)	(630,594)

Net increase in net assets resulting from operations	305,990	2,848,257

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,358,533)	(2,717,066)

	(1,358,533)	(2,717,066)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	(1,052,543)	131,191

Net Assets Applicable to Common Shareholders:
Beginning of period	64,923,544	64,792,353

End of period	$63,871,001	$64,923,544

Undistributed net investment income	$318,776	$300,532

See accompanying notes, which are an integral part of the financial statements.

27

Statements of cash flows

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

Six months ended September 30, 2018 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Net Cash Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$49,987	$240,708	$305,990

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments	232,723	1,072,696	235,118
Purchase of investment securities	(4,446,166)	(25,442,889)	(9,575,152)
Proceeds from disposition of investment securities	4,034,343	14,817,214	9,780,009
(Purchase) proceeds from disposition of short-term investment securities, net	225,000	2,900,000	(200,000)
Net realized gain on investments	(15,341)	(51,233)	(192,138)
Net change in net unrealized appreciation (depreciation)	1,409,936	2,624,704	1,262,925
Decrease in receivable for securities sold	–	1,464,263	–
Increase (decrease) in interest receivable	12,301	44,283	(5,608)
Decrease in other accrued expenses receivable	24,000	18,500	19,083
Decrease in offering costs for preferred shareholders	16,480	20,457	17,917
Increase (decrease) in payable for securities purchased	–	4,866,395	(367,497)
Decrease in investment management fees payable	(1,504)	(3,127)	(1,256)
Decrease in Trustees’ fees and expenses payable	(246)	(558)	(221)
Increase in audit fees payable	16,318	16,318	16,390
Increase (decrease) in other affiliates payable	217	(651)	282
Decrease in other accrued expenses	(8,351)	(13,846)	(5,347)

Total Adjustments	1,499,710	2,332,526	984,505

Net cash provided by operating activities	1,549,697	2,573,234	1,290,495

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid to common shareholders	(1,569,847)	(2,583,092)	(1,356,322)
Increase in bank overdraft	20,150	9,858	65,827

Net cash used for financing activities	(1,549,697)	(2,573,234)	(1,290,495)

Net decrease in cash	—	—	—
Cash at beginning of year	—	—	—

Cash at end of year	$—	$—	$—

Cash paid for interest expense for leverage	$393,049	$982,624	$393,049

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1]	Year ended
	(Unaudited)	3/31/18	3/31/17	3/31/16	3/31/15	3/31/14
Net asset value, beginning of period	$14.90	$14.93	$15.66	$15.55	$14.43	$15.37
Income (loss) from investment operations:
Net investment income[2]	0.30	0.63	0.67	0.71	0.71	0.70
Net realized and unrealized gain (loss)	(0.29)	0.03	(0.68)	0.12	1.10	(0.93)

Total from investment operations	0.01	0.66	(0.01)	0.83	1.81	(0.23)

Less dividends and distributions to common shareholders from:
Net investment income	(0.33)	(0.69)	(0.72)	(0.72)	(0.69)	(0.69)
Net realized gain	—	—	—	—	—	(0.02)

Total dividends and distributions	(0.33)	(0.69)	(0.72)	(0.72)	(0.69)	(0.71)

Net asset value, end of period	$14.58	$14.90	$14.93	$15.66	$15.55	$14.43

Market value, end of period	$14.35	$14.39	$14.70	$15.07	$14.35	$13.33

Total investment return based on:[3]
Market value	1.97%	2.44%	2.24%	10.38%	13.01%	(5.25% )
Net asset value	0.06%	4.44%	(0.07% )	5.85%	13.12%	(0.97% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$70,528	$72,050	$72,240	$75,771	$75,226	$69,781
Ratio of expenses to average net assets applicable to common shareholders[4]	2.04%	1.82%	1.60%	1.52%	1.43%	1.49%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.03%	4.14%	4.32%	4.59%	4.65%	4.90%
Portfolio turnover	3%	11%	12%	13%	14%	26%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Net asset coverage per share of preferred shares, end of period[6]	$335,093	$340,167	$340,799	$352,571	$350,753	$332,602
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.081, $0.135, $0.110, $0.079, $0.077, and $0.078 per share for the six months ended Sept. 30, 2018 and the years ended March 31, 2018, 2017, 2016, 2015, and 2014, respectively, and from realized capital gains of $0.002 per share for the year ended March 31, 2014.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2018 and the years ended March 31, 2018, 2017, 2016, 2015, and 2014 were 0.94%, 0.93%, 0.90%, 1.01%, 0.92%, and 0.94%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2018 and the years ended March 31, 2018, 2017, 2016, 2015, and 2014 were 5.13%, 5.03%, 5.11%, 5.16%, and 5.45% respectively.

[6]

In November 2011, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares). The Series 2016 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which are the same amount and value as the Fund’s Series 2016 Shares.

See accompanying notes, which are an integral part of the financial statements.

(continues)	29

Financial highlights

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1]	Year ended
	(Unaudited)	3/31/18	3/31/17	3/31/16	3/31/15	3/31/14
Net asset value, beginning of period	$14.27	$14.41	$15.05	$14.97	$14.31	$15.27

Income (loss) from investment operations:
Net investment income[2]	0.25	0.51	0.55	0.63	0.64	0.65
Net realized and unrealized gain (loss)	(0.22)	(0.12)	(0.59)	0.08	0.69	(0.80)

Total from investment operations	0.03	0.39	(0.04)	0.71	1.33	(0.15)

Less dividends and distributions to common shareholders from:
Net investment income	(0.23)	(0.53)	(0.60)	(0.63)	(0.67)	(0.69)
Net realized gain	—	—	—	—	—	(0.12)

Total dividends and distributions	(0.23)	(0.53)	(0.60)	(0.63)	(0.67)	(0.81)

Net asset value, end of period	$14.07	$14.27	$14.41	$15.05	$14.97	$14.31

Market value, end of period	$11.90	$12.63	$14.56	$14.70	$13.85	$13.34

Total investment return based on:[3]
Market value	(4.06% )	(9.94% )	3.16%	11.17%	8.97%	(9.26% )
Net asset value	0.40%	2.82%	(0.27% )	5.30%	9.80%	(0.36% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$161,845	$164,193	$165,754	$173,119	$172,280	$164,599
Ratio of expenses to average net assets applicable to common shareholders[4]	2.02%	1.78%	1.59%	1.46%	1.40%	1.51%
Ratio of net investment income to average net assets applicable to common shareholders[5]	3.43%	3.48%	3.69%	4.24%	4.33%	4.54%
Portfolio turnover	6%	22%	9%	16%	10%	17%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$75,000	$75,000	$75,000	$75,000	$75,000	$75,000
Net asset coverage per share of preferred shares, end of period[6]	$315,793	$318,924	$321,006	$330,825	$329,707	$319,465
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.085, $0.142, $0.115, $0.083, $0.081 and $0.076 per share for six months ended Sept. 30, 2018 and the years ended March 31, 2018, 2017, 2016, 2015, and 2014, respectively, and from realized capital gains of $0.014 per share for the year ended March 31, 2014.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2018 and the years ended March 31, 2018, 2017, 2016, 2015, and 2014 were 0.82%, 0.81%, 0.82%, 0.90%, 0.85%, and 0.88%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2018 and the years ended March 31, 2018, 2017, 2016, 2015, and 2014 were 4.63%, 4.45%, 4.46%, 4.80%, 4.88%, and 5.17%, respectively.

[6]

In November 2011, the Fund issued a series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares). The Series 2016 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which are the same amount and value as the Fund’s Series 2016 Shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/18[1]	Year ended

	(Unaudited)	3/31/18	3/31/17	3/31/16	3/31/15	3/31/14
Net asset value, beginning of period	$14.34	$14.31	$15.02	$14.97	$13.81	$14.99
Income (loss) from investment operations:
Net investment income[2]	0.30	0.64	0.66	0.70	0.71	0.71
Net realized and unrealized gain (loss)	(0.24)	(0.01)	(0.69)	0.11	1.22	(1.18)

Total from investment operations	0.06	0.63	(0.03)	0.81	1.93	(0.47)

Less dividends and distributions to common shareholders from:
Net investment income	(0.30)	(0.60)	(0.68)	(0.76)	(0.77)	(0.71)

Total dividends and distributions	(0.30)	(0.60)	(0.68)	(0.76)	(0.77)	(0.71)

Net asset value, end of period	$14.10	$14.34	$14.31	$15.02	$14.97	$13.81

Market value, end of period	$12.12	$12.62	$12.94	$13.80	$13.14	$12.35

Total investment return based on:[3]
Market value	(1.62% )	2.04%	(1.50% )	11.32%	12.87%	(9.65% )
Net asset value	0.72%	4.84%	0.01%	6.35%	14.99%	(2.41% )

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$63,871	$64,924	$64,792	$68,008	$67,804	$62,526
Ratio of expenses to average net assets applicable to common shareholders[4]	2.22%	1.97%	1.73%	1.70%	1.60%	1.58%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.24%	4.36%	4.45%	4.72%	4.86%	5.17%
Portfolio turnover	10%	50%	13%	25%	38%	40%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Net asset coverage per share of preferred shares, end of period[6]	$312,903	$316,412	$315,898	$326,693	$326,013	$308,420
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.087, $0.144, $0.117, $0.084, $0.083, and $0.085 per share for the six months ended Sept. 30, 2018 and the years ended March 31, 2018, 2017, 2016, 2015, and 2014, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2018 and the years ended March 31, 2018, 2017, 2016, 2015 and 2014 were 1.01%, 0.98%, 0.94%, 1.13%, 1.03%, and 0.96%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2018 and the years ended March 31, 2018, 2017, 2016, 2015, and 2014 were 5.45% 5.35%, 5.24%, 5.29%, 5.44%, and 5.79%, respectively.

[6]

In March 2012, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2017 Shares). The Series 2017 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which are the same amount and value as the Fund’s Series 2017 Shares.

See accompanying notes, which are an integral part of the financial statements.

31

Notes to financial statements

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

September 30, 2018 (Unaudited)

Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the NYSE American, the successor to the American Stock Exchange, formerly known as NYSE Market.

The investment objective of each of Colorado Municipal Fund and Minnesota Municipal Fund II is to provide current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. The investment objective of National Municipal Fund is to provide current income exempt from federal income tax, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seeks to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state at the time of investment. National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds. Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Sept. 30, 2018 and for all open tax years (years ended March 31, 2015–March 31, 2018), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Sept. 30, 2018, the Funds did not incur any interest or tax penalties.

Cash and Cash Equivalents — Cash and cash equivalents include deposits held at financial institutions, which are available for each Fund’s use with no restrictions, with original maturities of 90 days or less.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset included under “Less expense paid indirectly.” For the six months ended Sept. 30, 2018, each Fund earned the following amounts under this arrangement:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
$279	$578	$207

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated based on each Fund’s adjusted average daily net assets.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2018, the Funds were charged for these services as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
$3,917	$6,501	$3,790

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Sept. 30, 2018, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
$11,906	$20,547	$13,548

Directors’/Trustees’ fees include expenses accrued by each Fund for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Directors/Trustees of the Funds. These officers and Directors/Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Sept. 30, 2018, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards.

(continues)	33

Notes to financial statements
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to these procedures, for the six months ended Sept. 30, 2018, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains or losses as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
Purchases	$900,540	$9,462,302	$450,105
Sales	1,350,478	7,896,138	2,925,692
Net realized loss	—	(46,360)	—

3. Investments

For the six months ended Sept. 30, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

Purchases	$4,446,166	$25,442,889	$9,575,152
Sales	4,034,343	14,817,214	9,780,009

At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2018, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
Cost of investments	$95,700,477	$235,777,362	$89,423,748

Aggregate unrealized appreciation of investments	$3,964,457	$5,332,379	$3,802,341
Aggregate unrealized depreciation of investments	(277,139)	(1,926,069)	(403,157)

Net unrealized appreciation of investments	$3,687,318	$3,406,310	$3,399,184

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At March 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

	No expiration Post-enactment capital loss character
	Short-term	Long-term	Total
Colorado Municipal Fund	$216,338	$97,920	$314,258
Minnesota Municipal Fund II	105,394	—	105,394
National Municipal Fund	233,278	—	233,278

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2018:

Colorado Municipal Fund
Securities	Level 2
Assets:
Municipal Bonds	$99,112,795
Short-Term Investments	275,000

Total Value of Securities	$99,387,795

Minnesota Municipal Fund II
Securities	Level 2
Assets:
Municipal Bonds	$239,083,672
Short-Term Investments	100,000

Total Value of Securities	$239,183,672

National Municipal Fund
Securities	Level 2
Assets:
Municipal Bonds	$92,322,932
Short-Term Investments	500,000

Total Value of Securities	$92,822,932

During the six months ended Sept. 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments. The Funds’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

(continues)	35

Notes to financial statements
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

4. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. Shares issuable under each Fund’s dividend reinvestment plan are purchased by each Fund’s transfer agent, Computershare, Inc., in the open market. During the six months ended Sept. 30, 2018 and the year ended March 31, 2018, the Funds did not issue any shares under their dividend reinvestment plan.

On Jan. 22, 2016, Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund successfully issued $30,000,000, $75,000,000 and $30,000,000, respectively, of Variable Rate MuniFund Term Preferred (“VMTP”) Shares with a $100,000 liquidation value per share in a privately negotiated offering. The net proceeds from each offering were used to redeem the Series 2016 (in the case of Colorado Municipal Fund and Minnesota Municipal Fund II) and Series 2017 (in the case of National Municipal Fund) VMTP Shares previously outstanding. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. Each Fund’s Series 2016 and Series 2017 VMTP Shares were the same amount and value as the respective Fund’s Series 2021 VMTP Shares.

Each of the Funds is obligated to redeem its VMTP Shares on Feb. 1, 2021, unless earlier redeemed or repurchased by a Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. VMTP Shares are redeemable at par. A Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on VMTP shares are set weekly, and are based on a short-term index rate plus an additional spread that is subject to adjustment in certain circumstances, including a change in the credit rating assigned to the VMTP Shares by Fitch Ratings (“Fitch”) and Moody’s Investors Service (“Moody’s”).

The weighted average dividend rates for the six months ended Sept. 30, 2018 were as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
2.6%	2.6%	2.6%

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.

Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch and Moody’s, funding dividend payments, or funding redemptions), that Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the VMTP Shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the VMTP Shares is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the VMTP Shares are included as a component of interest expense in the statements of operations. The VMTP Shares are treated as equity for legal and tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

Offering costs for VMTP Shares are recorded as a deferred charge and amortized over the 5-year life of the VMTP Shares. These are presented as “Offering cost for preferred shareholders” on the “Statements of assets and liabilities” and “Offering costs” on the “Statements of operations.”

5. Geographic, Credit, and Market Risk

The Funds concentrate their investments in securities issued by municipalities. Because each of the Colorado Municipal Fund and the Minnesota Municipal Fund II invests substantially all of its net assets in municipal obligations of its respective state at the time of investment, events in that state may have a significant impact on the performance and investments of the Colorado Municipal Fund and the Minnesota Municipal Fund II. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal issuers, the effects of natural or human-made disasters, or other economic, legislative, or political or social issues. Any downgrade to the credit rating of the securities issued by the US government may result in a downgrade of securities issued by the states or US territories. The National Municipal Fund will be subject to these risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state. From time to time and consistent with its investment policies, the National Municipal Fund may invest a considerable portion of its assets in certain municipalities. As of Sept. 30, 2018, the National Municipal Fund has invested 20.41%, 19.71%, 19.60%, 10.61% and 10.19% (each as a percentage of net assets) in securities issued by the Commonwealth of Pennsylvania, the State of California, the State of New York, the State of Texas, and the State of Illinois, respectively. These investments could make the National Municipal Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a percentage of assets in obligations of governments of US territories, commonwealths, and possessions such as Puerto Rico, the US Virgin Islands, or Guam. To the extent a Fund invests in such obligations, that Fund may be adversely affected by local political and economic conditions and developments within these US territories, commonwealths, and possessions.

From time to time, a fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent the Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Many municipalities insure repayment for their obligations. Although bond insurance may reduce the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Sept. 30, 2018, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Income Fund
Assured Guaranty Corporation	1.70%	2.15%	—
Assured Guaranty Municipal Corporation	7.81%	0.38%	1.59%
Build America Mutual Assurance Company	1.60%	—	—
Syncora Guarantee	2.44%	—	—

Total	13.55%	2.53%	1.59%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to

(continues)	37

Notes to financial statements
Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

5. Geographic, Credit, and Market Risk (continued)

the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

To the extent that the Funds invest in securities with longer duration, they may be more sensitive to fluctuation of interest rates.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.

6. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

7. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2018, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information

(Unaudited)

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

Fund management

Joseph R. Baxter

Senior Vice President, Head of Municipal Bonds, Senior Portfolio Manager

Joseph R. Baxter is head of municipal bonds in the Americas and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Macquarie Investment Management (MIM) in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel

Senior Vice President, Senior Portfolio Manager

Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Macquarie Investment Management (MIM) in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Denise A. Franchetti, CFA

Senior Vice President, Co-Head of Municipal Credit Research, Portfolio Manager

Denise A. Franchetti is co-head of the company’s municipal research operations, a role she assumed in January 2018. Previously, she was a senior municipal analyst for the municipal bond department, responsible for following the airport, education, hotel, cogeneration, and cargo sectors. In 2003, she was also named as portfolio manager on the tax-exempt closed-end funds in addition to her research duties. Prior to joining Macquarie Investment Management (MIM) in 1997 as a municipal bond analyst, she was a fixed income trader at Provident Mutual Life Insurance and an investment analyst at General Accident Insurance. Franchetti received her bachelor’s degree and an MBA from La Salle University. She is a member of the CFA Institute, the Financial Analysts of Philadelphia, and the National Federation of Municipal Analysts.

Gregory A. Gizzi

Senior Vice President, Senior Portfolio Manager

Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Macquarie Investment Management (MIM) in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Board Consideration of advisory agreements for Delaware Investments® Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund

At a meeting held on Aug. 15-16, 2018 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreements with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other

(continues)	39

Other Fund information

(Unaudited)

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

Board Consideration of advisory agreements for Delaware Investments® Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund (continued)

things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2018, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2018. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Investments Colorado Municipal Income Fund, Inc. — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in the third quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Investments Minnesota Municipal Income Fund II, Inc. — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5- and 10-year periods was in the fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and meet the Board’s performance objective.

Delaware Investments National Municipal Income Fund — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end general and insured municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in third quartile of its Performance Universe and the Fund’s total return for the 5- and 10-year periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s performance results were mixed but tended toward median, which was acceptable.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Investments® Colorado Municipal Income Fund, Inc. — The expense comparisons for the Fund showed that its actual management fee and total expenses were both the lowest of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. — The expense comparisons for the Fund showed that its actual management fee and total expenses were both the lowest of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered the limited number of funds in the Expense Group. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits, if any, realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the profitability of DMC.

Economies of scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets, therefore, increase primarily as a result of the increase in value of the underlying securities in the Fund. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

(continues)	41

Other Fund information

(Unaudited)

Delaware Funds® by Macquarie Closed-End Municipal Bond Funds

Proxy results

At the annual meeting on Aug. 15, 2018, the shareholders of the Funds voted to elect a Board of Directors. A quorum was present and the votes passed with a majority of those shares. All shareholders of each Fund vote together with respect to the election of each Director with one exception. The holders of preferred shares of the Funds that have issued one or more classes of preferred shares have the exclusive right to separately elect two Directors, Ms. Landreth and Ms. Yeomans.

The results of the voting at the meeting were as follows:

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Thomas L. Bennett	3,969,311	138,358	300	0
Ann D. Borowiec	3,913,157	194,512	300	0
Joseph W. Chow	3,969,311	138,358	300	0
John A. Fry	3,944,881	162,788	300	0
Shawn K. Lytle	3,969,901	137,768	300	0
Frances A. Sevilla-Sacasa	3,908,247	199,422	300	0
Thomas K. Whitford	3,969,901	137,768	300	0
Lucinda S. Landreth			300	0
Janet L. Yeomans			300	0

Delaware Investments Minnesota Municipal Income Fund II, Inc.
	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Thomas L. Bennett	9,739,098	161,793	750	0
Ann D. Borowiec	9,745,532	155,359	750	0
Joseph W. Chow	9,739,098	161,793	750	0
John A. Fry	9,740,933	159,958	750	0
Shawn K. Lytle	9,733,265	167,626	750	0
Frances A. Sevilla-Sacasa	9,748,388	152,503	750	0
Thomas K. Whitford	9,745,008	155,883	750	0
Lucinda S. Landreth			750	0
Janet L. Yeomans			750	0

Delaware Investments National Municipal Income Fund
	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Thomas L. Bennett	3,896,668	137,474	300	0
Ann D. Borowiec	3,845,996	188,146	300	0
Joseph W. Chow	3,896,295	137,847	300	0
John A. Fry	3,897,086	137,056	300	0
Shawn K. Lytle	3,897,086	137,056	300	0
Frances A. Sevilla-Sacasa	3,845,996	188,146	300	0
Thomas K. Whitford	3,897,086	137,056	300	0
Lucinda S. Landreth			300	0
Janet L. Yeomans			300	0

About the organization

This semiannual report is for the information of Delaware Funds® by Macquarie Closed-End Municipal Bond Funds shareholders.

Board of directors/trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds by Macquarie

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President, General

Counsel, and Secretary

Delaware Funds by Macquarie

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Funds by Macquarie

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Funds by Macquarie

Philadelphia, PA

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT)

Philadelphia, PA

Principal office of the Funds

2005 Market Street

Philadelphia, PA 19103-7057

Independent registered public accounting firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

For securities dealers and financial institutions representatives

800 362-7500

Website

delawarefunds.com/closed-end

Number of recordholders as of

September 30, 2018

Colorado Municipal Fund	55
Minnesota Municipal Fund II	299
National Municipal Fund	59

Your reinvestment options

Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/ closed-end. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS MINNESOTA MUNICIPAL INCOME FUND II, INC.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2018